GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
GOODWILL [Abstract]
Schedule of Goodwill
	US dollars
	Location based services	Wireless communications products	Total
(in thousands)
Balance as of January 1, 2014 (*)	1,730	3,703	5,433
Changes during 2014:
Impairment (see B. below)	-	(879)	(879)
Translation differences	(186)	(327)	(513)
Balance as of December 31, 2014	1,544	2,497	4,041
Changes during 2015:
Impairment (See B. below)	-	(674)	(674)
Translation differences	(5)	(6)	(11)
Balance as of December 31, 2015	1,539	1,817	3,356

(*)	The accumulated amount of impairment loss as of December 31, 2013, December 31, 2014 and December 31, 2015 was US$ 5,545,000, US$ 6,424,000 and US$ 7,098,000, respectively.